Loss per Common Share	12 Months Ended
Dec. 31, 2024
Loss per Common Share [Abstract]
Loss per Common Share
8. Loss per Common Share

All of the Company’s issued and outstanding common stock (including any restricted shares issued under the Company’s amended and restated equity incentive plan) have equal rights to vote and participate in dividends, subject to forfeiture provisions as set forth in the respective stock award agreements, as applicable. Furthermore, the Class A warrants are entitled to receive dividends, if and when declared, which are not refundable, and therefore are considered participating securities for basic earnings per share calculation purposes. The Class A warrants do not participate in losses. For the year ended December 31, 2024, the Company declared and paid aggregate cash dividends on its Series C preferred stock of $681 and $614, respectively. With regards to the Series D preferred stock, during the year ended December 31, 2024, the Company declared and paid aggregate cash dividends of $1,022, which excludes any amounts accrued in prior periods, as applicable. Also, during the year ended December 31, 2024, certain Series D preferred stockholders redeemed 97 shares of Series D preferred stock, for which the Company recorded deemed dividend amounting to $26. For the year ended December 31, 2023, the Company declared and paid aggregate cash dividends on its Series C preferred stock of $991 and $1,121, respectively. With regards to the Series D preferred stock, during the year ended December 31, 2023, the Company declared and paid aggregate cash dividends of $968, which excludes any amounts accrued in prior periods, as applicable. Also, during the year ended December 31, 2023, in connection with the M/V Melia Stock Dividend and the DSI Series C preferred stock redemption, the Company recorded deemed dividends amounting to $154 and $2,549, respectively (Note 7(c)). No dividends were declared on the Company’s common stock and its Class A warrants during 2024 and 2023. For the year ended December 31, 2022, the Company declared and paid aggregate cash dividends to its common and Class A warrants’ holders of $2,089 and $1,012, respectively. Further, in the same year, the Company declared and paid aggregate cash dividends on its Series C preferred stock of $950 and $780, respectively. With regards to the Series D preferred stock, during 2022, the Company declared and paid aggregate cash dividends of $117, which excludes any amounts accrued in prior periods, as applicable. Also, during 2022, in connection with the M/V Baltimore Stock Dividend, the Company recorded a deemed dividend amounting to $134.

For the year ended December 31, 2024, the calculation of basic loss per share does not treat the non-vested shares (considered non-participating securities) as outstanding until the time/service-based vesting restrictions have lapsed. The dilutive effect, if any, of the Company’s share-based compensation arrangements (following assumed conversion of the Series C preferred stock to common under the “if converted method”) and the Class A and Class B warrants is computed using the treasury stock method, which assumes that the “proceeds” upon exercise of these awards or warrants are used to purchase common shares at the average market price for the period. The dilutive effect, if any, from the conversion of outstanding Series C and Series D preferred stock is calculated with the “if converted” method, to the extent that such conversion would not result in beneficial ownership by the preferred stockholders of more than 49% of the total outstanding common shares of the Company, in accordance with the terms of the respective agreements governing the Series C and Series D preferred stock. The dilutive effect, if any, from the conversion of outstanding Series E Preferred Stock is calculated with the “if converted” method, to the extent the contingencies triggering such conversion are satisfied by the end of the reporting period. Incremental shares are the number of shares assumed issued under the i) treasury stock method and the ii) “if converted” method weighted for the periods the non-vested shares, warrants and convertible preferred stock were outstanding. During the year ended December 31, 2024, no incremental shares were calculated from the application of the treasury stock method on i) the Class A and Class B warrants and ii) the share-based compensation arrangements (following assumed conversion of the Series C Preferred Stock to common under the “if converted” method) and the “if converted” method for the Series C and Series D preferred stock, because to do so would be anti-dilutive. In addition, for the year ended December 31, 2024, the Company has not applied the if converted method to the Series E Preferred Stock, since none of the contingencies triggering such conversion were met as of December 31, 2024. For the year ended December 31, 2023, the computation of diluted earnings per share reflects the potential dilution resulting from the exercise of the private placement warrants issued, amongst other securities, as part of the February 2023 Registered Direct Offering and Concurrent Private Placement fully exercised until September 29, 2023, using the treasury stock method which resulted in 56,688 common shares. No incremental shares were calculated for the year ended December 31, 2023 from the application of the treasury stock method for the Class A warrants, the Class B warrants, and the share-based compensation arrangements (following assumed conversion of the Series C Preferred Stock to common under the “if converted” method) and the “if converted” method for the Series C and Series D preferred stock, as the effect of such shares would be anti-dilutive. Similarly, for the year ended December 31, 2022, no incremental shares were calculated from the application of the treasury stock method for i) the Class A warrants and ii) the share-based compensation arrangements (following assumed conversion of Series C Preferred Stock to common under the “if converted method”) and the “if converted” method for the Series C and Series D preferred stock as the effect of such shares was anti-dilutive.

Also, net loss in each year is adjusted by the amount of dividends declared and/or accumulated on the Series C and D preferred stock, deemed dividends on the Series C and Series D preferred stock in connection with redemptions incurred in the year, dividends on Class A warrants and undistributed earnings on Class A warrants, as applicable in each year, as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Net loss and comprehensive loss	$(17,862)	$(1,977)	$(326)
Less deemed dividend upon redemption of Series C Preferred Stock	-	(2,549)	-
Less deemed dividend upon redemption of Series D Preferred Stock	(26)	(154)	(134)
Less dividends on Series C Preferred Stock	(681)	(991)	(950)
Less dividends on Series D Preferred Stock	(1,160)	(1,036)	(252)
Less dividends on Class A warrants	-	-	(1,012)
Net loss and comprehensive loss attributable to common stockholders for basic loss per share purposes	$(19,729)	$(6,707)	$(2,674)
Less changes in fair value of warrants’ liability	-	(6,222)	-
Net loss and comprehensive loss attributable to common stockholders for diluted loss per share purposes	$(19,729)	$(12,929)	$(2,674)

Weighted average number of common stock, basic	7,465,136	3,315,519	155,655
Effect of dilutive securities	-	56,688	-
Weighted average number of common stock, diluted	7,465,136	3,372,207	155,655

Loss per share, basic	$(2.64)	$(2.02)	$(17.18)
Loss per share, diluted	$(2.64)	$(3.83)	$(17.18)